UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202

Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy J. Waymire, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

    /s/ Timothy J. Waymire              Denver, CO              January 29, 2013
    ----------------------              ----------              ----------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           97
                                         -----------

Form 13F Information Table Value Total:  $   291,794
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Vanguard Total Bond Index Fund          COMMON STOCK 921937835      15,739     187,302          SOLE       SOLE     SOLE
Exxon Mobil Corporation                 COMMON STOCK 91927806        9,355     108,089          SOLE       SOLE     SOLE
Vanguard Intermediate Bond Fun          COMMON STOCK 921937819       8,482      96,117          SOLE       SOLE     SOLE
Vanguard Short-term Bond Index          COMMON STOCK 921937827       7,443      91,905          SOLE       SOLE     SOLE
Vanguard Interm-Term Corp Bond          COMMON STOCK 92206C870       7,271      82,945          SOLE       SOLE     SOLE
IBM                                     COMMON STOCK 459200101       6,065      31,661          SOLE       SOLE     SOLE
Ishares Investment Grade Corp           COMMON STOCK 464287242       5,937      49,074          SOLE       SOLE     SOLE
Philip Morris International In          COMMON STOCK                 5,860      70,063          SOLE       SOLE     SOLE
Home Depot                              COMMON STOCK 437076102       5,455      88,190          SOLE       SOLE     SOLE
McDonald's                              COMMON STOCK                 5,280      59,861          SOLE       SOLE     SOLE
Chubb Corporation                       COMMON STOCK 171232101       5,233      69,475          SOLE       SOLE     SOLE
BHP Billiton                            COMMON STOCK 88606108        5,164      65,853          SOLE       SOLE     SOLE
Bristol-Myers Squibb                    COMMON STOCK 110122108       5,146     157,902          SOLE       SOLE     SOLE
United Technologies                     COMMON STOCK 913017109       5,083      61,979          SOLE       SOLE     SOLE
Chevron Corp                            COMMON STOCK 166741100       4,997      46,210          SOLE       SOLE     SOLE
Russell Large Blend                     COMMON STOCK                 4,936      62,367          SOLE       SOLE     SOLE
Auto Data Processing                    COMMON STOCK 53015103        4,878      85,686          SOLE       SOLE     SOLE
Procter & Gamble                        COMMON STOCK 742718109       4,776      70,345          SOLE       SOLE     SOLE
Johnson & Johnson                       COMMON STOCK 478160104       4,736      67,561          SOLE       SOLE     SOLE
WP Carey Inc.                           COMMON STOCK                 4,558      87,408          SOLE       SOLE     SOLE
Vanguard Div Appreciation               COMMON STOCK 921908844       4,558      76,516          SOLE       SOLE     SOLE
Royal Bank of Canada                    COMMON STOCK                 4,535      75,204          SOLE       SOLE     SOLE
Diageo PLC ADR                          COMMON STOCK 25243Q205       4,483      38,457          SOLE       SOLE     SOLE
Coca-Cola Co.                           COMMON STOCK 191216100       4,446     122,645          SOLE       SOLE     SOLE
Intel Corporation                       COMMON STOCK 458140100       4,434     215,054          SOLE       SOLE     SOLE
Abbott Laboratories                     COMMON STOCK 2824100         4,400      67,179          SOLE       SOLE     SOLE
Nike Inc. Cl B                          COMMON STOCK 654106103       4,355      84,391          SOLE       SOLE     SOLE
Public Storage Inc.                     COMMON STOCK                 4,252      29,331          SOLE       SOLE     SOLE
E. I. Du Pont De Nemours                COMMON STOCK 263534109       4,228      93,992          SOLE       SOLE     SOLE
3M Company                              COMMON STOCK 604059105       4,216      45,408          SOLE       SOLE     SOLE
Emerson Electric Company                COMMON STOCK 291011104       4,177      78,862          SOLE       SOLE     SOLE
Illinois Tool Works Inc                 COMMON STOCK                 4,018      66,073          SOLE       SOLE     SOLE
Xilinx Inc                              COMMON STOCK                 3,946     110,030          SOLE       SOLE     SOLE
Microsoft Corporation                   COMMON STOCK 594918104       3,920     146,775          SOLE       SOLE     SOLE
General Electric                        COMMON STOCK 369604103       3,902     185,884          SOLE       SOLE     SOLE
AmeriGas Partners LP                    COMMON STOCK 30975106        3,901     100,696          SOLE       SOLE     SOLE
Rayonier Inc                            COMMON STOCK                 3,865      74,576          SOLE       SOLE     SOLE
Vodafone Group New ADR                  COMMON STOCK                 3,816     151,500          SOLE       SOLE     SOLE
Xcel Energy Inc                         COMMON STOCK                 3,798     142,178          SOLE       SOLE     SOLE
General Mills Inc.                      COMMON STOCK 370334104       3,740      92,522          SOLE       SOLE     SOLE
Transcanada Corp                        COMMON STOCK 89353D107       3,700      78,189          SOLE       SOLE     SOLE
Wal Mart Stores Inc.                    COMMON STOCK                 3,695      54,149          SOLE       SOLE     SOLE
Merck & Co.                             COMMON STOCK 58933107        3,688      90,088          SOLE       SOLE     SOLE
Medtronic Inc.                          COMMON STOCK 585055106       3,676      89,614          SOLE       SOLE     SOLE
McCormick & Co., Inc.                   COMMON STOCK 579780206       3,654      57,524          SOLE       SOLE     SOLE
AT&T Inc.                               COMMON STOCK 00206R102       3,620     107,389          SOLE       SOLE     SOLE
Sysco Corp.                             COMMON STOCK 871829107       3,606     113,895          SOLE       SOLE     SOLE
Pepsico Inc.                            COMMON STOCK 997134101       3,589      52,448          SOLE       SOLE     SOLE
Canadian Natl Ry Co                     COMMON STOCK 136375102       3,578      39,317          SOLE       SOLE     SOLE
Stanley Black & Decker                  COMMON STOCK                 3,501      47,327          SOLE       SOLE     SOLE
Vanguard Whitehall Funds                COMMON STOCK 921946406       3,477      70,415          SOLE       SOLE     SOLE
Southern Company                        COMMON STOCK 842587107       3,412      79,699          SOLE       SOLE     SOLE
Caterpillar Inc.                        COMMON STOCK 149123101       3,374      37,650          SOLE       SOLE     SOLE
Royal Dutch Shell A Adrf                COMMON STOCK                 3,348      48,560          SOLE       SOLE     SOLE
Waste Management Inc Del                COMMON STOCK 94106L109       3,093      91,671          SOLE       SOLE     SOLE
Bank of Montreal                        COMMON STOCK 63671101        3,080      50,250          SOLE       SOLE     SOLE
Enterprise Prd Prtnrs LP                COMMON STOCK                 2,680      53,511          SOLE       SOLE     SOLE
HSBC Hldgs Plc Adr New                  COMMON STOCK                 2,229      42,000          SOLE       SOLE     SOLE
Sabine Royalty Trust                    COMMON STOCK 785688102       1,795      45,100          SOLE       SOLE     SOLE
3-7 Year Treasury                       COMMON STOCK 464288661       1,377      11,173          SOLE       SOLE     SOLE
Vanguard Index Trust Total Sto          COMMON STOCK                 1,356      18,506          SOLE       SOLE     SOLE
Dow Jones Industrial Average            COMMON STOCK                 1,284       9,836          SOLE       SOLE     SOLE
Anadarko Petroleum                      COMMON STOCK 32511107        1,136      15,281          SOLE       SOLE     SOLE
Apple Computer Inc                      COMMON STOCK                 1,048       1,970          SOLE       SOLE     SOLE
EOG Resources                           COMMON STOCK 293562104         890       7,365          SOLE       SOLE     SOLE
Altria Group                            COMMON STOCK                   766      24,359          SOLE       SOLE     SOLE
Wells Fargo                             COMMON STOCK 949746101         606      17,743          SOLE       SOLE     SOLE
Heinz H J Co                            COMMON STOCK 423074103         590      10,230          SOLE       SOLE     SOLE
Kinder Morgan Energy LP                 COMMON STOCK                   580       7,265          SOLE       SOLE     SOLE
Plains All Amern Ppln LP                COMMON STOCK                   569      12,580          SOLE       SOLE     SOLE
Russell 3000                            COMMON STOCK                   559       6,605          SOLE       SOLE     SOLE
NextEra Energy, Inc.                    COMMON STOCK                   555       8,020          SOLE       SOLE     SOLE
iShares Tr Comex Gold                   COMMON STOCK                   536      32,950          SOLE       SOLE     SOLE
Target Corp                             COMMON STOCK 872540109         483       8,162          SOLE       SOLE     SOLE
Magellan Midstream Ptnrs LP             COMMON STOCK 559080106         468      10,830          SOLE       SOLE     SOLE
Pfizer Incorporated                     COMMON STOCK 717081103         465      18,551          SOLE       SOLE     SOLE
Ecolab Inc                              COMMON STOCK                   465       6,461          SOLE       SOLE     SOLE
Polaris Industries                      COMMON STOCK 731068102         464       5,518          SOLE       SOLE     SOLE
Apache Corp                             COMMON STOCK                   445       5,675          SOLE       SOLE     SOLE
Vanguard Corp Bond Etf                  COMMON STOCK 92206C409         417       5,196          SOLE       SOLE     SOLE
Sherwin Williams                        COMMON STOCK                   385       2,500          SOLE       SOLE     SOLE
U S Bancorp Del                         COMMON STOCK                   364      11,402          SOLE       SOLE     SOLE
Treasury Inflation Protected B          COMMON STOCK                   325       2,679          SOLE       SOLE     SOLE
Streettracks Gold TRUST                 COMMON STOCK                   303       1,869          SOLE       SOLE     SOLE
Verizon Communications                  COMMON STOCK 92343V104         299       6,914          SOLE       SOLE     SOLE
Russell Small Cap                       COMMON STOCK 464287655         284       3,370          SOLE       SOLE     SOLE
Duke Energy                             COMMON STOCK 264399106         278       4,360          SOLE       SOLE     SOLE
Russell Large Growth                    COMMON STOCK 464287614         275       4,202          SOLE       SOLE     SOLE
Russell Large Value                     COMMON STOCK                   268       3,676          SOLE       SOLE     SOLE
Zimmer Holdings Inc                     COMMON STOCK 98956P102         260       3,905          SOLE       SOLE     SOLE
UnitedHealth Group                      COMMON STOCK 910581107         255       4,700          SOLE       SOLE     SOLE
Grainger W W Inc                        COMMON STOCK                   250       1,235          SOLE       SOLE     SOLE
Dow Jones Select Dividend               COMMON STOCK                   232       4,053          SOLE       SOLE     SOLE
Precision Castparts Corp                COMMON STOCK                   227       1,200          SOLE       SOLE     SOLE
Berkshire Hathaway Cl B                 COMMON STOCK                   224       2,500          SOLE       SOLE     SOLE
Expeditors Int'l                        COMMON STOCK                   224       5,660          SOLE       SOLE     SOLE
Keycorp Inc New                         COMMON STOCK                   101      12,000          SOLE       SOLE     SOLE